Prepayments and other current assets, net	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and other current assets, net
7.	Prepayments and other current assets, net
Prepayments and other current assets, net consist of the following:

	As of December 31,
	2023	2024
	(in thousands)
Prepayments and other current assets, net:
VAT deductible	3,989	25,923
Prepayments to vendors (Note a)	33,254	40,574
Income tax receivables	—	1,088
Interest receivables	9,844	1,346
Rental and other deposits	102	531
Others	214	241

Total	47,403	69,703

Note a: Prepayments to vendors mainly represent prepayments made to two third-party suppliers for foundry service. The Group also records a write-down for the prepayment to third-party suppliers when the Group believes that the net realizable value is less than carrying amount. For the years ended December 31, 2022, 2023 and 2024, the Group recorded write-downs of nil, RMB141,000 and RMB4,404,000 for the prepayment to the third-party suppliers in cost of revenue.